Label	Element	Value
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Newfleet Multi-Sector Short Term Bond Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

For purposes of this policy, indirect exposure to bonds through investment in mutual funds and exchange-traded funds (ETFs) that invest in bonds will be considered to be investments by the fund in bonds. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus

Newfleet Multi-Sector Intermediate Bond Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus applicable to each Fund, each dated January 28, 2025, as supplemented

Virtus Newfleet Multi-Sector Short Term Bond Fund | Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Affiliated Fund and ETF Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Virtus Newfleet Multi-Sector Short Term Bond Fund | Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mutual Fund and ETF Investing Risk: The fund will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the fund’s investment in such underlying funds will cause the fund to indirectly bear its proportionate share of such fees and expenses, which are reflected in the fund’s Fees and Expenses table as “Acquired Fund Fees and Expenses” if they are estimated to amount to at least 0.01% of the fund’s total net assets.